As filed with the Securities and Exchange Commission on May 25, 2017
Registration No. 033-59474
Investment Company Act of 1940 File No. 811-07572

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549
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FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 205
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 205
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PRINCIPAL FUNDS, INC.
(Exact name of Registrant as specified in Charter)
711 High Street
Des Moines, IA 50392
(Address of principal executive offices)
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Telephone Number (515) 235-9328
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Copy to:
ADAM U. SHAIKH	JOSHUA B. DERINGER
The Principal Financial Group	Drinker Biddle & Reath, LLP
Des Moines, Iowa 50392	One Logan Square, Ste 2000
Philadelphia, PA 19103-6996
(Name and address of agent for service)
_________________
Approximate Date of Proposed Public Offering: as soon as practicable after the effectiveness date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box)
___    immediately upon filing pursuant to paragraph (b) of Rule 485
XX     on June 23, 2017 pursuant to paragraph (b) of Rule 485
___    60 days after filing pursuant to paragraph (a)(1) of Rule 485
___    on (date) pursuant to paragraph (a)(1) of Rule 485
___    75 days after filing pursuant to paragraph (a)(2) of Rule 485
___    on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:

XX	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Class T shares
EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 192 as it relates to the addition of Class T shares to the Blue Chip, Diversified Real Asset, EDGE MidCap, Global Multi-Strategy, Opportunistic Municipal, Preferred Securities, Real Estate Debt Income, and Small-MidCap Dividend Income Funds, until June 23, 2017. Parts A, B and C of the Registrant's Post-Effective Amendment No. 192 under the Securities Act of 1933 as it relates to the addition of Class T shares to the Blue Chip, Diversified Real Asset, EDGE MidCap, Global Multi-Strategy, Opportunistic Municipal, Preferred Securities, Real Estate Debt Income and Small-MidCap Dividend Income Funds, filed on January 30, 2017, are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirement for effectiveness of this registration statement under rule 485(b) under the Securities Act and  has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the city of Des Moines and State of Iowa, on the 25th day of May, 2017.

Principal Funds, Inc. (Registrant) /s/ M. J. Beer _____________________________________ M. J. Beer Director, President and Chief Executive Officer

Attest: /s/ Beth Wilson ______________________________________ Beth Wilson Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
/s/ M. J. Beer __________________________ M. J. Beer	Director, President and Chief Executive Officer (Principal Executive Officer)	May 25, 2017

/s/ T. W. Bollin __________________________ T. W. Bollin	Chief Financial Officer (Principal Financial Officer)	May 25, 2017

/s/ S. L. Reece __________________________ S. L. Reece	Vice President and Controller (Controller)	May 25, 2017

(E. Ballantine)* __________________________ E. Ballantine	Director	May 25, 2017

(L. T. Barnes)* __________________________ L. T. Barnes	Director	May 25, 2017

(C. Damos)* __________________________ C. Damos	Director	May 25, 2017

(N. M. Everett)* __________________________ N. M. Everett	Chair	May 25, 2017

(M. A. Grimmett)* __________________________ M. A. Grimmett	Director	May 25, 2017

(F. S. Hirsch)* __________________________ F. S. Hirsch	Director	May 25, 2017

(T. Huang)* __________________________ T. Huang	Director	May 25, 2017

(K. McMillan)* __________________________ K. McMillan	Director	May 25, 2017

(E. A. Nickels)* __________________________ E. A. Nickels	Director	May 25, 2017

* Pursuant to Power of Attorney appointing M. J. Beer
Previously filed as Ex-99(j)(3) on 12/29/2014 (Accession No. 000898745-14-001274), filed for E. Nickels as Ex-99(j)(3) on 12/21/2015 (Accession No. 0000898745-15-000800)